Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inventories Net

Inventories as at December 31, 2017 and 2018, are as follows:

	December 31, 2017						December 31, 2018
(In millions of Korean won)	Acquisition cost		Valuation allowance		Book amount		Acquisition cost		Valuation allowance		Book amount
Merchandise	￦	504,321	￦	(58,293)	￦	446,028	￦	794,020	￦	(113,581)	￦	680,439
Others		195,999		—		195,999		394,195		—		394,195

Total	￦	700,320	￦	(58,293)	￦	642,027	￦	1,188,215	￦	(113,581)	￦	1,074,634